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                         SUPPLEMENT DATED MAY 5, 2016

                      TO PROSPECTUS DATED MAY 1, 2016 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

The Trust for the Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1 was misidentified in your prospectus. The Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1 is a Portfolio of the Columbia Funds Variable Series Trust II and not the Columbia Funds Variable Insurance Trust I.

Effective April 29, 2016, Variable Portfolio -- Loomis Sayles Growth Fund II -- Class 1, a Portfolio of the Columbia Funds Variable Insurance Trust I, merged with and into Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1, a Portfolio of the Columbia Funds Variable Series Trust II.

The prospectus is revised to reflect this correction.

19779 SUPPA 05/05/16